Supplement to the Current Prospectus

MFS(R) International Diversification Fund

Effective March 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Expense Table

The following table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. In addition to the fees and expenses which you bear directly, you will indirectly bear the fund's pro rata share of the fees and expenses of the underlying funds in which the fund invests.

The annual fund operating expenses shown in the fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year adjusted to reflect annualized expenses and current fee arrangements, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee (if any) charged by the underlying funds in which the fund invested during the fund's most recently completed fiscal year. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                                                    All R
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Maximum Sales Charge (Load) Imposed on Purchases (as a          N/A
percentage of offering price)............................
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Maximum Deferred Sales Charge (Load) (as a percentage of        N/A
original purchase price or redemption proceeds,
whichever is less).......................................
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                                R1     R2     R3     R4    R5
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Management Fee...........................  N/A    N/A    N/A   N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................. 1.00%  0.50%  0.50% 0.25%   N/A
Other Expenses(2)........................ 0.05%  0.05%  0.05% 0.05%  0.05%
Acquired (Underlying) Fund Fees and
Expenses(2).............................. 1.10%  1.10%  1.10% 1.10%  1.10%
                                          -----  -----  ----- -----  -----
Total Annual Fund Operating Expenses(2).. 2.15%  1.65%  1.65% 1.40%  1.15%

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.

Effective March 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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R1 Shares                                  $218     $673   $1,154    $2,483
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R2 Shares                                  $168     $520     $897    $1,955
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R3 Shares                                  $168     $520     $897    $1,955
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R4 Shares                                  $143     $443     $766    $1,680
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R5 Shares                                  $117     $365     $633    $1,398
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Effective March 1, 2008, the paragraph in the sub-section entitled "Investment
Adviser" under the main heading "Management of the Fund" that begins, "MFS has agreed in writing to bear..." is restated as follows:

MFS has agreed in writing to bear the fund's expenses such that "Other Expenses" do not exceed 0.10% annually for each of Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 shares, and 0.35% annually for each of Class 529A, Class 529B, and Class 529C shares. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least September 30, 2008.

Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.

Effective March 1, 2008, the table under the sub-section entitled, "Description of Share Classes - Distribution and Service Fees" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                                Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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               The date of this supplement is March 1, 2008.